UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2012 (unaudited)

CSC Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 93.0%
Consumer Discretionary - 16.3%
Central Garden & Pet, Class A *	140,000	$1,524,600
Cherokee	46,862	652,787
HSN	26,400	1,065,240
International Speedway, Class A	20,500	536,690
		3,779,317
Energy - 7.8%
Approach Resources *	39,300	1,003,722
Carbon Natural Gas * (a)	550,000	170,500
Crosstex Energy	44,150	618,100
		1,792,322
Financial Services # - 32.1%
Alleghany *	3,601	1,223,440
CoreLogic *	44,000	805,640
Fair Isaac	13,000	549,640
First Financial Bancorp	32,450	518,551
Global Cash Access Holdings *	74,650	538,226
Hallmark Financial Services *	87,786	684,731
Jefferies Group	41,800	542,982
SEI Investments	20,000	397,800
Symetra Financial	80,000	1,009,600
White Mountains Insurance Group	2,200	1,147,850
		7,418,460
Health Care - 9.5%
PerkinElmer	42,000	1,083,600
Teleflex	9,400	572,554
VCA Antech *	25,000	549,500
		2,205,654
Materials & Processing - 11.2%
Eagle Materials	16,000	597,440
Greif, Class B	14,725	662,183
KMG Chemicals	34,102	657,487
Spartech *	130,000	672,100
		2,589,210
Producer Durables - 7.5%
GP Strategies *	35,000	646,450
IDEX	13,100	510,638
Woodward	14,600	575,824
		1,732,912
Technology - 8.6%
NeuStar, Class A *	21,400	714,760
PMC-Sierra *	85,000	521,900
Tessera Technologies	39,100	600,967
Westell Technologies, Class A *	65,873	156,778
		1,994,405
Total Common Stocks
(Cost $16,220,504)		21,512,280

SHORT-TERM INVESTMENT - 7.0%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $1,614,068)	1,614,068	1,614,068

Total Investments - 100.0%
(Cost $17,834,572)		23,126,348
Other Assets and Liabilities, Net - 0.0%		(9,683)
Total Net Assets - 100.0%		$23,116,665

*	Non-income producing security.
(a)
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of June 30, 2012, the fair value of this investment was $170,500 or 0.7% of total net assets. Information concerning the illiquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/12	$195,250

#
As of June 30, 2012, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2012.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2012:
	Level 1	Level 2	Level 3	Total
Common Stocks	$21,341,780	$170,500	–	$21,512,280
Short-Term Investment	1,614,068	–	–	1,614,068
Total Investments	$22,955,848	$170,500	–	$23,126,348

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2012, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

CSC Small Cap Value Fund

Cost of investments	$ 17,834,572

Gross unrealized appreciation	5,756,146
Gross unrealized depreciation	(464,370)
Net unrealized appreciation	$ 5,291,776

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 15, 2012

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 15, 2012